Document and Entity Information	Jun. 30, 2021
Risk/Return:
Registrant Name	EATON VANCE SERIES TRUST II
Registrant CIK	0000074663
SEC Form	497
Period end date	Jun. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false